FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of the carrying amounts and fair values of financial instruments
 At December 31, 2015 and 2014, the carrying amounts and fair values of our financial instruments were as follows:

	2015		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Cash and cash equivalents	$5,424	$5,424	$4,489	$4,489
Restricted cash	14,607	14,607	29,076	29,076
Investments in direct financing leases – net	587,701	584,358	539,232	539,232
Mortgage notes receivable – net	679,795	687,130	648,079	642,626
Other investments – net	89,299	90,745	48,952	49,513
Totals	$1,376,826	$1,382,264	$1,269,828	$1,264,936
Liabilities:
Revolving line of credit	$230,000	$230,000	$85,000	$85,000
Tranche A-1 term loan	200,000	200,000	200,000	200,000
Tranche A-2 term loan	200,000	200,000	—	—
Omega OP term loan	100,000	100,000	—	—
2015 term loan	250,000	250,000	—	—
7.50% notes due 2020 – net	—	—	198,235	264,269
6.75% notes due 2022 – net	—	—	580,410	677,851
5.875% notes due 2024 – net	400,000	429,956	400,000	449,242
4.95% notes due 2024 – net	395,333	403,064	394,768	410,358
4.50% notes due 2025 – net	248,099	242,532	247,889	244,053
5.25% notes due 2026 – net	598,343	612,760	—	—
4.50% notes due 2027 – net	690,494	667,651	—	—
GE term loan due 2019	180,000	180,000	—	—
HUD debt – net	56,204	52,678	251,454	266,434
Subordinated debt – net	20,613	24,366	20,747	26,434
Totals	$3,569,086	$3,593,007	$2,378,503	$2,623,641